UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2025

Clifford Capital Partners Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Clifford Capital Partners Fund Tailored Shareholder Report

annual shareholder report September 30, 2025 Clifford Capital Partners Fund Investor Class Shares Ticker: CLFFX

This annual shareholder report contains important information about the Clifford Capital Partners Fund, Investor Class Shares for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at cliffordcap.com/partners-fund-investor/ . You can also request this information by contacting us at (800) 673-0550 .

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Investor Class Shares	$ 124	1.15%

How did the Fund perform last year?

• For the period of October 1, 2024, to September 30, 2025, the Clifford Capital Partners Fund, Investor Class Shares (the “Fund”) returned 15.08%.

• In comparison, the Russell 3000® Index (broad U.S. market) returned 17.41% for the same period, while the Russell 3000® Value Index (Fund’s benchmark) returned 9.34%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates, higher liquidity, and those exposed to generative artificial intelligence.

• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Health Care and Consumer Staples stocks, partially offset by outperformance due to sector underweights in Real Estate and Materials stocks.

• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.

•   Versus the Fund’s benchmark, however, strong individual stock selection led to outperformance.

•   Additionally, frequent market rotations—early-2025 surge in artificial intelligence stocks, mid-2025 rebound from tariff-related volatility and later-2025 speculative run in high-beta stocks— created an environment that alternately rewarded and penalized value stocks, making relative results highly timing-dependent.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Clifford Capital Partners Fund - Investor Class - $28,875
Russell 3000® Index - $39,446
Russell 3000® Value Index - $27,462
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024
9/30/2025

Annual Performance

Average Annual

        Total Return

	1 Year	5 Year	10 Year
Clifford Capital Partners Fund - Investor Class Shares	15.08%	12.93%	11.19%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 3000® Value Index	9.34%	13.92%	10.63%

The Russell 3000® Index tracks the shares of the largest 3,000 publicly traded companies in the United States.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.

Visit cliffordcap.com/partners-fund-investor/#Performance2
for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital Partners Fund Tailored Shareholder Report

Sector Breakdown

Health Care
24.21%
Financials
20.53%
Industrials
15.18%
Consumer Discretionary
10.61%
Consumer Staples
9.84%
Information Technology
7.07%
Communication Services
6.66%
Energy
4.87%
Money Market Fund
1.67%

Top Ten Holdings
Solventum Corp.	4.41%
Henry Schein, Inc.	4.26%
NCR Atleos Corp.	4.20%
Johnson & Johnson	4.19%
Becton Dickinson & Co.	4.04%
Glacier Bancorp, Inc.	3.82%
Dolby Laboratories, Inc.	3.79%
HNI Corp.	3.77%
Cardinal Health, Inc.	3.71%
Chemed Corp.	3.61%

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$133,817,081
Number of Holdings	32
Total Net Advisory Fee	$585,463
Portfolio Turnover Rate	71.51%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit cliffordcap.com/partners-fund-investor/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

Clifford Capital Partners Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2025 Clifford Capital Partners Fund Institutional Class Shares Ticker: CLIFX

This annual shareholder report contains important information about the Clifford Capital Partners Fund, Institutional Class Shares for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at cliffordcap.com/partners-fund-institutional/ . You can also request this information by contacting us at (800) 673-0550 .

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Institutional Class Shares	$ 97	0.90%

How did the Fund perform last year?

• For the period of October 1, 2024, to September 30, 2025, the Clifford Capital Partners Fund, Institutional Class Shares (the “Fund”) returned 15.23%.

• In comparison, the Russell 3000® Index (broad U.S. market) returned 17.41% for the same period, while the Russell 3000® Value Index (Fund’s benchmark) returned 9.34%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates, higher liquidity, and those exposed to generative artificial intelligence.

•   The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Health Care and Consumer Staples stocks, partially offset by outperformance due to sector underweights in Real Estate and Materials stocks.

• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.

•   Versus the Fund’s benchmark, however, strong individual stock selection led to outperformance.

•   Additionally, frequent market rotations—early-2025 surge in artificial intelligence stocks, mid-2025 rebound from tariff-related volatility and later-2025 speculative run in high-beta stocks—created an environment that alternately rewarded and penalized value stocks, making relative results highly timing-dependent.

Cumulative Performance

(based on a hypothetical $100,000 investment)

Clifford Capital Partners Fund - Institutional Class - $295,167
Russell 3000® Index - $394,462
Russell 3000® Value Index - $274,617
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024
9/30/2025

Annual Performance

Average Annual

        Total Return

	1 Year	5 Year	10 Year
Clifford Capital Partners Fund - Institutional Class Shares	15.23%	13.21%	11.43%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 3000® Value Index	9.34%	13.92%	10.63%

The Russell 3000® Index tracks the shares of the largest 3,000 publicly traded companies in the United States.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.

Visit cliffordcap.com/partners-fund-institutional/#Performance1 for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital Partners Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Solventum Corp.	4.41%
Henry Schein, Inc.	4.26%
NCR Atleos Corp.	4.20%
Johnson & Johnson	4.19%
Becton Dickinson & Co.	4.04%
Glacier Bancorp, Inc.	3.82%
Dolby Laboratories, Inc.	3.79%
HNI Corp.	3.77%
Cardinal Health, Inc.	3.71%
Chemed Corp.	3.61%

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$133,817,081
Number of Holdings	32
Total Net Advisory Fee	$585,463
Portfolio Turnover Rate	71.51%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit cliffordcap.com/partners-fund-institutional/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

Clifford Capital Partners Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2025 Clifford Capital Partners Fund Super Institutional Class Shares Ticker: CLIQX

This annual shareholder report contains important information about the Clifford Capital Partners Fund, Super Institutional Class Shares for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at cliffordcap.com. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Super Institutional Class Shares	$ 88	0.82%

How did the Fund perform last year?

• For the period of October 1, 2024, to September 30, 2025, the Clifford Capital Partners Fund, Super Institutional Class Shares (the “Fund”) returned 15.40%.

• In comparison, the Russell 3000® Index (broad U.S. market) returned 17.41% for the same period, while the Russell 3000® Value Index (Fund’s benchmark) returned 9.34%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates, higher liquidity, and those exposed to generative artificial intelligence.

• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Health Care and Consumer Staples stocks, partially offset by outperformance due to sector underweights in Real Estate and Materials stocks.

• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.

•   Versus the Fund’s benchmark, however, strong individual stock selection led to outperformance.

•   Additionally, frequent market rotations—early-2025 surge in artificial intelligence stocks, mid-2025 rebound from tariff-related volatility and later-2025 speculative run in high-beta stocks— created an environment that alternately rewarded and penalized value stocks, making relative results highly timing-dependent.

Cumulative Performance

(based on a hypothetical $1,000,000 investment)

Clifford Capital Partners Fund - Super Institutional Class - $1,815,779
Russell 3000® Index - $2,378,395
Russell 3000® Value Index - $1,817,900
$2,500,000
$2,250,000
$2,000,000
$1,750,000
$1,500,000
$1,250,000
$1,000,000
$750,000
10/17/2019*
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024
9/30/2025

*	Inception

Annual Performance

   Average Annual Total Return

	1 Year	5 Year	Since Inception
Clifford Capital Partners Fund - Super Institutional Class Shares	15.40%	13.30%	10.53%
Russell 3000® Index	17.41%	15.74%	15.66%
Russell 3000® Value Index	9.34%	13.92%	10.56%

The Russell 3000® Index tracks the shares of the largest 3,000 publicly traded companies in the United States.

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets.

Visit cliffordcap.com for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Clifford Capital Partners Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Solventum Corp.	4.41%
Henry Schein, Inc.	4.26%
NCR Atleos Corp.	4.20%
Johnson & Johnson	4.19%
Becton Dickinson & Co.	4.04%
Glacier Bancorp, Inc.	3.82%
Dolby Laboratories, Inc.	3.79%
HNI Corp.	3.77%
Cardinal Health, Inc.	3.71%
Chemed Corp.	3.61%

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$133,817,081
Number of Holdings	32
Total Net Advisory Fee	$585,463
Portfolio Turnover Rate	71.51%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit cliffordcap.com.

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,500 for 2025 and $16,500 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended September 30, 2025

Clifford Capital Partners Fund

CLIFFORD CAPITAL PARTNERS FUND

Schedule of InvestmentsSeptember 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

		Shares	Value
98.97%	COMMON STOCKS

6.66%	COMMUNICATION SERVICES
	The Walt Disney Co	37,400	$4,282,300
	Warner Bros. Discovery, Inc.(A)	237,000	4,628,610
			8,910,910

10.61%	CONSUMER DISCRETIONARY
	Bath & Body Works, Inc.	84,000	2,163,840
	eBay, Inc.	32,500	2,955,875
	Nike, Inc.	63,400	4,420,882
	Perdoceo Education Corp.	123,800	4,662,308
			14,202,905

9.84%	CONSUMER STAPLES
	Keurig Dr Pepper, Inc.	188,700	4,813,737
	Reynolds Consumer Products, Inc.	185,800	4,546,526
	Sysco Corp.	46,300	3,812,342
			13,172,605

4.87%	ENERGY
	Delek US Holdings, Inc.	138,100	4,456,487
	Green Plains, Inc.(A)	234,800	2,063,892
			6,520,379

20.53%	FINANCIALS
	Columbia Banking System, Inc.	125,200	3,222,648
	Community Trust Bancorp, Inc.	65,300	3,653,535
	CVB Financial Corp.	150,000	2,836,500
	EVERTEC, Inc.	99,700	3,367,866
	Glacier Bancorp, Inc.	105,000	5,110,350
	NCR Atleos Corp.(A)	143,000	5,621,330
	Rocket Companies, Inc.	188,900	3,660,882
			27,473,111

CLIFFORD CAPITAL PARTNERS FUND

Schedule of Investments - continuedSeptember 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

		Shares	Value
24.21%	HEALTH CARE
	Becton Dickinson & Co.	28,900	$5,409,213
	Cardinal Health, Inc.	31,600	4,959,936
	Chemed Corp.	10,800	4,835,592
	Henry Schein, Inc.(A)	85,800	5,694,546
	Johnson & Johnson	30,200	5,599,684
	Solventum Corp.(A)	80,800	5,898,400
			32,397,371

15.18%	INDUSTRIALS
	Everus Construction Group, Inc.(A)	30,800	2,641,100
	HNI Corp.	107,800	5,050,430
	KAR Auction Services, Inc.(A)	162,800	4,685,384
	RTX Corp.	27,000	4,517,910
	UPS, Inc. Class B	40,900	3,416,377
			20,311,201

7.07%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	64,200	4,392,564
	Dolby Laboratories, Inc.	70,000	5,065,900
			9,458,464

98.97%	TOTAL COMMON STOCKS		132,446,946
	(Cost: $104,294,086)

1.67%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund - Institutional Class 4.15%(B)	2,237,543	2,238,483
	(Cost: $2,238,483)

100.64%	TOTAL INVESTMENTS
	(Cost: $106,532,569)		134,685,429
(0.64%)	Liabilities in excess of other assets		(868,348)
100.00%	NET ASSETS		$133,817,081

(A)Non-income producing.

(B)Effective 7 day yield as of September 30, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Statement of Assets and LiabilitiesSeptember 30, 2025

ASSETS
Investments at value(1)	$134,685,429
Receivable for capital stock sold	38,764
Dividends and interest receivable	110,564
Prepaid expenses	10,859
TOTAL ASSETS	134,845,616

LIABILITIES
Payable for investments purchased	933,047
Accrued investment advisory fees	51,315
Accrued 12b-1 fees	5,382
Accrued administration, transfer agent and accounting fees	18,867
Other accrued expenses	19,924
TOTAL LIABILITIES	1,028,535
NET ASSETS	$133,817,081

NET ASSETS CONSIST OF:
Paid-in capital applicable to 5,955,804 no par value shares of beneficial interest outstanding, unlimited shares authorized	104,422,918
Distributable earnings (accumulated deficits)	29,394,163
Net Assets	$133,817,081

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
NET ASSETS
Investor Class	$708,018
Institutional Class	133,092,162
Super Institutional Class	16,901
Total	$133,817,081
SHARES OUTSTANDING
Investor Class	31,816
Institutional Class	5,923,232
Super Institutional Class	756
Total	5,955,804
NET ASSET VALUE PER SHARE
Investor Class	$22.25
Institutional Class	$22.47
Super Institutional Class	$22.36
Redemption Price Per Share(2)
Investor Class	$21.81

(1)Identified cost of	$106,532,569

(2)Includes Redemption Fee of 2% for investments held for less than 60 days.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Statement of OperationsYear Ended September 30, 2025

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $12,757)	$2,878,879
Total investment income	2,878,879

EXPENSES
Investment net advisory fees (Note 2)	919,255
12b-1 and servicing fees - Investor Class (Note 2)	1,565
Recordkeeping and administrative services (Note 2)	127,752
Accounting fees (Note 2)	66,203
Custody fees	15,158
Transfer agent fees (Note 2)	24,786
Audit and tax fees	20,167
Legal fees	26,404
Filing and registration fees	39,258
Trustee fees	14,439
Compliance fees (Note 2)	9,600
Shareholder reports	31,080
Shareholder servicing (Note 2)
Investor Class	174
Institutional Class	118,880
Other	23,730
Total expenses	1,438,451
Fee waivers and reimbursed expenses (Note 2)	(333,792)
Net expenses	1,104,659
Net investment income (loss)	1,774,220

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,507,563
Net change in unrealized appreciation (depreciation) of investments	6,527,338

Net realized and unrealized gain (loss) on investments	16,034,901
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$17,809,121

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Statements of Changes In Net Assets

	Year Ended September 30, 2025	Year Ended September 30, 2024

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,774,220	$2,195,131
Net realized gain (loss) on investments	9,507,563	(9,223,854)
Net change in unrealized appreciation (depreciation) of investments	6,527,338	30,142,630
Increase (decrease) in net assets from operations	17,809,121	23,113,907

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(7,395)	(26,869)
Institutional Class	(1,851,263)	(5,966,384)
Super Institutional Class	(426)	(666)
Decrease in net assets from distributions	(1,859,084)	(5,993,919)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	56,798	19,336
Institutional Class	14,464,309	19,034,475
Super Institutional Class	—	21,078
Distributions reinvested
Investor Class	7,395	26,868
Institutional Class	1,453,064	4,914,709
Super Institutional Class	426	666
Shares redeemed
Investor Class	(49,266)	(37,417)
Institutional Class	(22,028,005)	(32,051,041)
Super Institutional Class	—	(21,535)

Change in net assets from capital stock transactions	(6,095,279)	(8,092,861)

NET ASSETS
Increase (decrease) during year	9,854,758	9,027,127
Beginning of year	123,962,323	114,935,196
End of year	$133,817,081	$123,962,323

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Investor Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.57	$16.92	$16.16	$19.47	$13.97

Investment activities
Net investment income (loss)(1)	0.24	0.29	0.29	0.21	0.25
Net realized and unrealized gain (loss)on investments	2.67	3.25	0.83	(2.70)	5.60
Total from investment activities	2.91	3.54	1.12	(2.49)	5.85
Distributions
Net investment income	(0.23)	(0.21)	(0.19)	(0.28)	(0.35)
Net realized gain	—	(0.68)	(0.17)	(0.54)	—
Total distributions	(0.23)	(0.89)	(0.36)	(0.82)	(0.35)

Paid-in capital from redemption fees	—	—	—	— (2)	—

Net asset value, end of year	$22.25	$19.57	$16.92	$16.16	$19.47

Total Return	15.08%	21.35%	6.78%	(13.44%)	42.29%

Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.35%	1.35%	1.59%	1.50%	1.61%
Expenses, net of fee waivers and reimbursements	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	1.19%	1.59%	1.61%	1.12%	1.32%
Portfolio turnover rate	71.51%	47.10%	27.59%	10.55%	26.01%
Net assets, end of year (000’s)	$708	$611	$520	$1,123	$549

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.81	$17.13	$16.31	$19.61	$14.03

Investment activities
Net investment income (loss)(1)	0.29	0.34	0.31	0.27	0.29
Net realized and unrealized gain (loss) on investments	2.68	3.29	0.88	(2.74)	5.63
Total from investment activities	2.97	3.63	1.19	(2.47)	5.92
Distributions
Net investment income	(0.31)	(0.27)	(0.20)	(0.29)	(0.34)
Net realized gain	—	(0.68)	(0.17)	(0.54)	—
Total distributions	(0.31)	(0.95)	(0.37)	(0.83)	(0.34)

Net asset value, end of year	$22.47	$19.81	$17.13	$16.31	$19.61

Total Return	15.23%	21.66%	7.17%	(13.23%)	42.63%

Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.17%	1.17%	1.18%	1.29%	1.42%
Expenses, net of fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	1.45%	1.85%	1.73%	1.46%	1.51%
Portfolio turnover rate	71.51%	47.10%	27.59%	10.55%	26.01%
Net assets, end of year (000’s)	$133,092	$123,337	$114,404	$90,591	$49,699

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Super Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.95	$17.24	$16.47	$19.84	$14.21

Investment activities
Net investment income (loss)(1)	0.31	0.35	0.33	0.31	0.31
Net realized and unrealized gain (loss) on investments	2.68	3.31	0.90	(2.80)	5.70
Total from investment activities	2.99	3.66	1.23	(2.49)	6.01
Distributions
Net investment income	(0.58)	(0.27)	(0.29)	(0.34)	(0.38)
Net realized gain	—	(0.68)	(0.17)	(0.54)	—
Total distributions	(0.58)	(0.95)	(0.46)	(0.88)	(0.38)

Net asset value, end of year	$22.36	$19.95	$17.24	$16.47	$19.84

Total Return	15.40%	21.73%	7.29%	(13.23%)	42.74%

Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.07%	1.08%	1.08%	1.21%	1.35%
Expenses, net of fee waivers and reimbursements	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	1.52%	1.91%	1.84%	1.64%	1.65%
Portfolio turnover rate	71.51%	47.10%	27.59%	10.55%	26.01%
Net assets, end of year (000’s)	$17	$15	$12	$11	$18

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Year

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial StatementsSeptember 30, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Fund was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Fund be changed to September 30.

The investment objective of the Fund is to provide long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Clifford Capital Partners, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Investments in securities traded on national securities exchanges are valued at the last quoted sale price on the primary exchange or market on which they are traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted trade price. Securities traded over the counter are valued at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedSeptember 30, 2025

which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s investments to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures.

The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedSeptember 30, 2025

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$132,446,946	$—	$—	$132,446,946
Money Market Fund	2,238,483	—	—	2,238,483
	$134,685,429	$—	$—	$134,685,429

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the year ended September 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies it’s major tax jurisdiction as U.S. Federal.

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedSeptember 30, 2025

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended September 30, 2022.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2025, such reclassifications were due primarily to the utilization of earnings and profits distributed to shareholders on redemption of Fund shares.

Paid-in capital	$18,621
Distributable earnings	(18,621)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual fund based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedSeptember 30, 2025

and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services advisory services to the Fund for an investment management fee equal to 0.75% of the daily net assets of the Fund.

The Advisor earned and waived advisory fees for the year ended September 30, 2025, as follows:

Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived
0.75%	$919,255	$333,792

The Advisor entered into an Expense Limitation Agreement, whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.90% for the Fund’s Investor and Institutional Classes, and 0.82% for the Fund’s Super Institutional Class. The expense limitation agreement may be terminated prior to January 31, 2026 by the Advisor or the Board only by mutual written consent and at any time after January 31, 2026. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedSeptember 30, 2025

The total amount of recoverable fee waivers and expense reimbursements for the Fund as of September 30, 2025, and expiration dates are as follows:

Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
2026	2027	2028	Total
$318,855	$313,751	$333,792	$966,398

The Fund has adopted a Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Fund may compensate financial intermediaries that provide services for shareholders of the Fund. The Plan provides that the Fund will pay an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/ or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan for its Investor Class and Institutional Class shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to Fund shares; and (viii) processing dividend payments from the Fund on behalf of shareholders.

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedSeptember 30, 2025

For the year ended September 30, 2025, the following fees were incurred:

Class	Type of Expense	Fees Incurred
Investor Class	12b-1	$1,565
Investor Class	Shareholder servicing	174
Institutional Class	Shareholder servicing	118,880

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the year ended September 30, 2025, the following fees were paid by each Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$123,314	$24,534	$60,189

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended September 30, 2025, Watermark received $9,600 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2025 were as follows:

Purchases	Sales
$86,072,035	$90,316,912

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedSeptember 30, 2025

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended September 30, 2025 and 2024, respectively, were as follows:

	Year Ended September 30, 2025	Year Ended September 30, 2024
Distributions paid from:
Ordinary income	$1,859,084	$2,541,484
Realized gains	—	3,452,435
	$1,859,084	$5,993,919

As of September 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (loss)	$1,755,676
Accumulated net realized gain (loss)	342,779
Net unrealized appreciation (depreciation) on investments	27,295,708
$29,394,163

The Fund utilized $7,955,820 of capital loss carryforwards to offset net realized gains from the year ended September 30, 2025.

As of September 30, 2025, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$107,389,722	$32,780,821	$(5,485,113)	$27,295,708

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Notes to Financial Statements - continuedSeptember 30, 2025

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

	Year Ended September 30, 2025
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	2,711	727,641	—
Shares reinvested	381	74,212	22
Shares redeemed	(2,490)	(1,104,852)	—
Net increase (decrease)	602	(302,999)	22

	Year Ended September 30, 2024
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	1,094	1,059,505	1,148
Shares reinvested	1,489	269,447	36
Shares redeemed	(2,076)	(1,780,739)	(1,148)
Net increase (decrease)	507	(451,787)	36

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Clifford Capital Partners Fund
and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Clifford Capital Partners Fund (the “Fund”), a series of World Funds Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Report of Independent Registered Public Accounting Firm - continued

We have served as the Fund’s auditor since 2014.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 26, 2025

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal and Approval – Clifford Capital Partners Fund

At a meeting held on June 18-19, 2025 (the “Meeting”), the Board of Trustees (the “Board) of World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Clifford Advisory Agreement”) between the Trust and Clifford Capital Partners, LLC (“Clifford”) with respect to the Clifford Capital Partners Fund (the “Fund”). The Board reflected on its discussions with representatives from Clifford regarding the Clifford Advisory Agreement and the manner in which the Fund was managed.

At the Meeting, the Board reviewed, among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that addressed the Trustees’ duties when considering the continuation of the Clifford Advisory Agreement and Clifford’s responses to a request for information from Counsel on behalf of the Board. It was noted that the responses included Clifford’s financial statements, a fee comparison analysis for the Fund and comparable mutual funds, and the Clifford Advisory Agreement. The Trustees discussed the types of information and factors that the Trustees should consider to make an informed decision regarding the renewal of the Clifford Advisory Agreement; the material factors included: (i) the nature, extent, and quality of the services provided by Clifford; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by Clifford from its relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect the economies of scale for the benefit of the Fund’s investors; and (v) Clifford’s practices regarding possible conflicts of interest and other benefits derived by Clifford.

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented at this and prior Board meetings. The Board requested or was provided with information and reports relevant to the annual renewal of the Clifford Advisory Agreement, including (i) reports regarding the services and support provided by Clifford to the Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Fund; (iii) Clifford’s commentary on the reasons for the Fund’s performance; (iv) presentations by Clifford management addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Fund; (v) compliance reports concerning the Fund and Clifford; (vi) disclosure information contained in the Fund’s registration statement and Clifford’s Form ADV; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Clifford Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Clifford, including financial information, a description of personnel and the services provided by Clifford to the Fund, information on investment advice, performance, summaries of expenses of the Fund, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits realized by Clifford from its relationship with the Fund.

The Board did not identify any information that was most relevant to its consideration to approve the Clifford Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Clifford Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services provided by Clifford.

In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Clifford Advisory Agreement. The Board reviewed the services provided by Clifford including, without limitation: its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the coordination of services for the Fund among

FINANCIAL STATEMENTS | September 30, 2025

CLIFFORD CAPITAL PARTNERS FUND

Supplemental Information (unaudited) - continued

the Fund’s service providers; Clifford’s regular communications with Fund shareholders, including portfolio and market commentary; and the efforts of Clifford to promote the Fund and grow assets. The Board considered Clifford’s staffing, personnel, and methods of operating; the education and experience of Clifford’s personnel; its financial resources and support; and Clifford’s compliance program, policies and procedures. After reviewing the foregoing and further information from Clifford, the Board concluded that the quality, extent, and nature of the services provided by Clifford were satisfactory and adequate for the Fund.

2.Investment Performance of the Fund and Clifford.

The Trustees considered the Fund’s performance for various periods ended March 31, 2025 versus a peer group of funds selected by Broadridge from Morningstar’s Mid-Cap Value category (“Fund Peer Group”), and a custom category of funds selected by Broadridge from Morningstar’s Mid-Cap Value category (“Custom Category”). The Trustees noted that the Fund outperformed relative to the median of the Fund Peer Group (“Peer Group Median”) and the median of the Custom Category (“Category Median”) and relative to its benchmark index, the Russell 3000® Value Index (“Index”), for the one-year period ending March 31, 2025. The Fund underperformed relative to the Fund Peer Group Median and the Custom Category Median and relative to its Index, for the three-year period ending March 31, 2025. The Fund underperformed the Category Median and the Index for the five-year period ended March 31, 2025, but outperformed the Peer Group Median over the same period. The Fund outperformed the Fund Peer Group Median and the Custom Category Median, while underperforming relative to the Index, for the ten-year period ended March 31, 2025.

In considering the foregoing, the Trustees reviewed analytical reports prepared by Broadridge and a variety of other metrics relating to performance within the analytical report. The Trustees also considered specific performance information prepared by Clifford, including information relating to the performance of the Fund relative to separately managed accounts (the “Composite”) managed by Clifford with investment strategies that are substantially similar to those utilized by the Fund, for periods ending March 31, 2025. The Board also considered other summary performance information related to the Custom Category and Fund Peer Group vis-à-vis the Fund, including percentile rankings. The Trustees also noted that the performance of the Fund was generally comparable to the Composite and the Board considered the reasons for differences in results of the Fund versus the Composite, which it deemed reasonable. The Board concluded, based on the foregoing, that the performance of the Fund was satisfactory, but noted that it would continue to monitor the Fund’s performance.

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CLIFFORD CAPITAL PARTNERS FUND

Supplemental Information (unaudited) - continued

3.The costs of the services provided and the profits realized by Clifford from its relationship with the Fund.

In this regard, the Board considered Clifford’s staffing, personnel, and methods of operating; the financial condition and projected profitability of Clifford and the level of commitment to the Fund by Clifford’s principals; the benefits for Clifford in managing the Fund; the overall expenses of the Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Clifford regarding its profits associated with managing the Fund.

The Board considered the advisory fee and total expense ratio of the Fund compared to the Peer Group Median and the Category Median. The Board noted that the advisory fee payable to Clifford by the Fund was higher than the Peer Group Median and equal to the Category Median (when taking into account asset levels), and the net expense ratio of the Fund was higher than both the Peer Group Median and the Category Median. The Board noted that both the advisory fee and the net total expense ratio of the Fund were within the range of funds in both the Fund Peer Group and the Custom Category.

The Board determined that the advisory fee paid by the Fund, under the Clifford Advisory Agreement, was within an acceptable range considering the services to be rendered by Clifford and the size of the Fund. The Board noted that the Fund’s assets are comparable to the median of its Peer Group and substantially smaller than the median of its Custom Category. The Board also considered that, in addition, Clifford has contractually agreed, until at least January 31, 2026, to reduce fees and/or reimburse certain Fund expenses in order to keep the Fund’s net expense ratio (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.90%, 0.90%, and 0.82% of the average daily net assets of the Fund’s Institutional Class, Investor Class, and Super Institutional Class, respectively.

The Board further considered the fees of the Fund under the Clifford Advisory Agreement relative to separate accounts managed by Clifford and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances. The Board also considered the estimated profitability of the Fund to Clifford and noted that the Fund was profitable to Clifford at current asset levels. Following this comparison and upon further consideration and discussion of the foregoing, the services provided by Clifford, and its estimated profits from managing the Fund, the Board concluded that the

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Supplemental Information (unaudited) - continued

fees paid to Clifford under the Clifford Advisory Agreement and the estimated profits to be realized by Clifford, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Clifford.

4. The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Clifford. The Board noted that the advisory fee for the Fund would stay the same as asset levels increased under the Clifford Advisory Agreement. The Trustees noted that Clifford has contractually agreed, until at least January 31, 2026, to reduce fees and/or reimburse certain Fund expenses to keep the Fund’s net expense ratio from exceeding 0.90%, 0.90%, and 0.82% of the average daily net assets of the Fund’s Institutional Class, Investor Class, and Super Institutional Class, respectively, as described above. The Board considered that these expense limitation arrangements provide shareholders with the benefit of lower Fund expenses at current asset levels, which may be more beneficial to shareholders than breakpoints, which generally only have the effect of lowering expense ratios at higher asset levels. Following further discussion of the Fund’s current asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with Clifford under the Clifford Advisory Agreement were fair and reasonable in relation to the nature and quality of the services provided by Clifford.

5. Possible conflicts of interest and benefits derived by Clifford.

In considering Clifford’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions for the Fund and separate accounts owned by Clifford’s owners or employees; the substance and administration of Clifford’s code of ethics and other relevant policies described in Clifford’s Form ADV. The Board also considered benefits to Clifford that could be derived from managing the Fund and noted the ability of Clifford to place small accounts in the Fund that are below the assets level minimums for Clifford’s separate accounts, and the appeal that a mutual fund versus separate account management may have to certain distribution channels. It was noted that Clifford does not engage in soft dollars or commission recapture programs. Following further consideration and discussion, the Trustees determined that

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CLIFFORD CAPITAL PARTNERS FUND

Supplemental Information (unaudited) - continued

Clifford’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits derived by Clifford from managing the Fund, was satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Clifford Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Clifford Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2025

* Print the name and title of each signing officer under his or her signature.